KinerjaPay Corp. - Statement of Comprehensive Income (Loss) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (728,630)	$ (2,087,787)	$ (56,830)	$ (28,392)
Change in unrealized foreign currency translation gain (loss)	226	226	0	0
Total comprehensive gain (loss)	$ (728,404)	$ (2,087,561)	$ (56,830)	$ (28,392)